Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 01, 2011
Allianz AGIC International Managed Volatility Fund (Prospectus Summary): | Allianz AGIC International Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Allianz AGIC International Managed Volatility Fund (the “Fund”)
Supplement Text	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated February 1, 2012
to the Statutory Prospectus for Institutional, Class P, Administrative and Class D Shares of
Allianz Funds
Dated November 1, 2011 (as supplemented thereafter)

Disclosure Related to
Allianz AGIC International Managed Volatility Fund (the “Fund”)

Please retain this Supplement for future reference.

Expense, Heading	rr_ExpenseHeading	Effective February 1, 2012, in the subsection entitled “Fees and Expenses of the Fund,” the following will be inserted as the penultimate sentence of the footnote to the Annual Fund Operating Expenses table:
Expense, Narrative	rr_ExpenseNarrativeTextBlock	Advisory fees also have been reduced.
Investment Strategy, Heading	rr_StrategyHeading	In addition, the following disclosure will be added as the last sentence of the first paragraph of the subsection entitled “Principal Investment Strategies”:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Effective February 1, 2012, the Fund changed its name from “Allianz AGIC International Fund” to “Allianz AGIC International Managed Volatility Fund” in connection with a change in the Fund’s investment strategy.

Allianz AGIC International Managed Volatility Fund | Administrative
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANCAX
Allianz AGIC International Managed Volatility Fund | R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANIRX
Allianz AGIC International Managed Volatility Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIAX
Allianz AGIC International Managed Volatility Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNICX
Allianz AGIC International Managed Volatility Fund | D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNIDX
Allianz AGIC International Managed Volatility Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAISX
Allianz AGIC International Managed Volatility Fund | P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANIPX